Schedule of Transactions Between the Company and NMC (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Reimbursement of expenses	$ 5,656	$ 7,378	$ 12,762	$ 22,837
Consulting services provided	105,000	105,000	210,000	210,000
Equipment purchases	0	50,000	25,000	50,000
Related Party Transactions [Member]
Mineral and exploration expense related party	110,656	112,378	222,762	232,837	482,362	521,478	3,586,959	3,809,721
General [Member]
Mineral and exploration expense related party	$ 652,333	$ 640,061	$ 1,383,151	$ 1,177,290	$ 2,594,059	$ 2,704,545	$ 14,625,756	$ 16,008,907